Share Capital and Reserves (Details) - Schedule of share capital and issuance premium increased (Parentheticals) - shares	1 Months Ended
	Nov. 30, 2021	Jan. 31, 2021	May 31, 2020
Schedule of share capital and issuance premium increased [Abstract]
Share capital issuance of shares	37,500,000	27,777,777	20,162,924
Issuance premium issuance of shares	37,500,000	27,777,777	20,162,924